FOREIGN CURRENCY FORWARD CONTRACTS (Details Narrative) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)
Foreign Currency Forward Contracts
Notional value	$ 14,100	$ 36,400	€ 40,200
contract expiration date	Dec. 31, 2024
Foreign currency contract asset	$ 430
Foreign currency contract liability	337
Foreign currency exchange	$ 91